Fees Summary	Nov. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 100,000,000
Previously Paid Amount	0
Total Fee Amount	8,700
Total Offset Amount	8,700
Net Fee	$ 0
Combined Prospectus Table N/A	N/A